30. Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income Expenses Net
Other operating income (expenses), net
	2019	2018	2017

Other operating income, net	75,667	93,089	75,410
Other operating expenses	(94,415)	(64,498)	(81,089)

Other operating income (expenses), net	(18,748)	28,591	(5,679)